Document and Entity Information	Aug. 17, 2020
Cover [Abstract]
Entity Registrant Name	MICROCHIP TECHNOLOGY INC
Amendment Flag	false
Entity Central Index Key	0000827054
Document Type	8-K
Document Period End Date	Aug. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	0-21184
Entity Tax Identification Number	86-0629024
Entity Address, Address Line One	2355 West Chandler Boulevard
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85224-6199
City Area Code	(480)
Local Phone Number	792-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MCHP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false